UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10537
                                                     ---------

                  OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER TREMONT MARKET NEUTRAL FUND, LLC

STATEMENT OF INVESTMENTS  December 31, 2006 / Unaudited

                                                                       % OF                                             % OF
                                                                    INVESTMENT                           FAIR            NET
                                                                    FUND HELD            COST           VALUE          ASSETS
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INVESTMENTS IN INVESTMENT FUNDS
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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                                            0.8%      $  2,000,000    $  1,957,017         4.1%
Quorum Fund Ltd.                                                           0.3            500,000         861,053         1.8
                                                                                     ----------------------------------------
TOTAL EMERGING MARKETS                                                                  2,500,000       2,818,070         5.9

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EQUITY MARKET NEUTRAL
ACI Levered Global Market Neutral Fund Ltd.                                0.7          1,960,000       1,827,320         3.8
AQR Global Stock Selection Institutional Fund, L.P.                        2.1             20,366         786,343         1.7
GSA Capital GMN Fund Limited                                               0.2          2,000,000       2,121,498         4.4
O'Connor Global Fundamental Market Neutral Long/Short Ltd.                 0.2          1,000,000       1,069,646         2.2
The 32 Capital Fund Ltd. (Class A) - Barclays Global Investors             0.1          2,000,000       2,175,617         4.5
                                                                                     ----------------------------------------
TOTAL EQUITY MARKET NEUTRAL                                                             6,980,366       7,980,424        16.6

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EVENT DRIVEN
Avenue Asia International, Ltd.                                            0.5          2,500,000       2,421,958         5.0
Highland Crusader Fund II Ltd.                                             0.1          1,400,000       1,568,762         3.3
Perry Partners, L.P.                                                       0.1          2,000,000       2,405,118         5.0
SOLUS LLC                                                                  1.2            938,764       1,152,307         2.4
SRS Strategic Opportunities L.P.                                           4.5             25,889          23,842         0.1
Third Point Partners Qualified, L.P.                                       0.9            200,000       1,123,634         2.3
                                                                                     ----------------------------------------
TOTAL EVENT DRIVEN                                                                      7,064,653       8,695,621        18.1

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FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.                 0.7          1,100,000       1,794,078         3.7
Endeavour Fund I LLC                                                       0.7          1,025,000       2,145,384         4.5
Julius Baer Diversified Fixed Income Hedge Fund                            8.6          1,500,000       1,934,111         4.0
Sorin Offshore Fund Ltd.                                                   0.7          2,000,000       2,195,371         4.6
                                                                                     ----------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                                            5,625,000       8,068,944        16.8

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LONG/SHORT EQUITY
Cantillon U.S. Ltd.                                                        0.2          1,500,000       1,646,250         3.4
Delta Fund Europe Ltd.                                                     0.2          1,500,000       1,753,952         3.6
FrontPoint Offshore Japan Fund Ltd.                                        0.2          1,000,000         935,318         1.9
Kinetics Partners, L.P.                                                    0.9          1,250,000       2,710,864         5.6
                                                                                     ----------------------------------------
TOTAL LONG/SHORT EQUITY                                                                 5,250,000       7,046,384        14.5

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                          0.1          1,132,474       1,198,296         2.5

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MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                                        0.1                 --       1,620,282         3.4
D.E. Shaw Composite International Fund                                     0.1          2,750,000       3,185,830         6.6
Highbridge Asia Opportunities Fund Ltd.                                    0.2          3,000,000       3,246,615         6.8
                                                                                     ----------------------------------------
TOTAL MULTI-STRATEGY                                                                    5,750,000       8,052,727        16.8

Total Investments in Investment Funds                                                  34,302,493      43,860,466        91.2

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SHORT-TERM INVESTMENTS
BlackRock Liquidity Funds -
Institutional - TempCash (21,919 shares)                                                   21,919          21,919         0.1

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TOTAL INVESTMENTS IN INVESTMENT FUNDS AND SHORT-TERM INVESTMENTS                     $ 34,324,412      43,882,385        91.3
                                                                                     ============
OTHER ASSETS IN EXCESS OF LIABILITIES                                                                   4,187,133         8.7
                                                                                                     ------------------------
NET ASSETS                                                                                           $ 48,069,518       100.0%
                                                                                                     ========================

                                                                                   ACQUISITION
                                                                   LIQUIDITY 1       DATE 2
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INVESTMENTS IN INVESTMENT FUNDS
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EMERGING MARKETS
Forum Absolute Return Fund Ltd.                                  Quarterly            05/06
Quorum Fund Ltd.                                                 Monthly              01/06
TOTAL EMERGING MARKETS

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EQUITY MARKET NEUTRAL
ACI Levered Global Market Neutral Fund Ltd.                      Monthly              06/06
AQR Global Stock Selection Institutional Fund, L.P.              Quarterly         01/02-07/03
GSA Capital GMN Fund Limited                                     Quarterly            02/06
O'Connor Global Fundamental Market Neutral Long/Short Ltd.       Monthly              07/06
The 32 Capital Fund Ltd. (Class A) - Barclays Global Investors   Monthly              08/05
TOTAL EQUITY MARKET NEUTRAL

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EVENT DRIVEN
Avenue Asia International, Ltd.                                  Annually             11/05
Highland Crusader Fund II Ltd.                                   Quarterly            11/06
Perry Partners, L.P.                                             Quarterly            01/05
SOLUS LLC                                                        Quarterly            01/06
SRS Strategic Opportunities L.P.                                 Illiquid 3           01/06
Third Point Partners Qualified, L.P.                             Quarterly            01/05
TOTAL EVENT DRIVEN

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FIXED INCOME ARBITRAGE
Bear Stearns High-Grade Structured Credit Strategies, L.P.       Annually          12/04-04/05
Endeavour Fund I LLC                                             Quarterly         04/03-08/03
Julius Baer Diversified Fixed Income Hedge Fund                  Quarterly         02/05-03/05
Sorin Offshore Fund Ltd.                                         Quarterly            02/06
TOTAL FIXED INCOME ARBITRAGE

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LONG/SHORT EQUITY
Cantillon U.S. Ltd.                                              Quarterly            06/06
Delta Fund Europe Ltd.                                           Quarterly            01/06
FrontPoint Offshore Japan Fund Ltd.                              Quarterly            02/06
Kinetics Partners, L.P.                                          Quarterly         01/05-05/06
TOTAL LONG/SHORT EQUITY

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MANAGED FUTURES
Blenheim Global Markets Fund Ltd.                                Monthly              06/06

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MULTI-STRATEGY
Canyon Value Realization Fund, L.P.                              Annually          01/02-04/03
D.E. Shaw Composite International Fund                           Quarterly            01/06
Highbridge Asia Opportunities Fund Ltd.                          Quarterly         02/06-07/06
TOTAL MULTI-STRATEGY

Total Investments in Investment Funds

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SHORT-TERM INVESTMENTS
BlackRock Liquidity Funds -
Institutional - TempCash (21,919 shares)

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TOTAL INVESTMENTS IN INVESTMENT FUNDS AND SHORT-TERM INVESTMENTS
OTHER ASSETS IN EXCESS OF LIABILITIES
NET ASSETS

Detailed information about the Investment Funds' portfolios is not available.

1. Available frequency of redemptions after initial lock-up period.

2. Represents initial through most recent month of investment purchases.

3. The Fund has placed a full redemption request with respect to its investment in the Investment Fund. The Fund will receive its redemption proceeds following the sale of certain securities held by the Investment Fund. The value of the Fund's investment will fluctuate, based on market conditions until the Investment Fund completes the sale of these securities.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Adviser values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2006, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 3.0% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2006 the Fund had approximately 11.03% of capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2006.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2006, the Adviser does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Tremont Market Neutral Fund, LLC

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007